File Nos. 33-76190
                                                                     811-05618
==============================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   ( )
          Pre-Effective Amendment No.                                     ( )
          Post-Effective Amendment No.    8                               (X)

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           ( )
          Amendment No.    40                                             (X)
                        (Check appropriate box or boxes.)

          ALLIANZ LIFE VARIABLE ACCOUNT B
          -------------------------------
          (Exact Name of Registrant)

          ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
          -----------------------------------------------
          (Name of Depositor)



          1750 Hennepin Avenue, Minneapolis, MN                    55403
          -------------------------------------                  ---------
          (Address of Depositor's Principal Executive Offices)   (Zip Code)

Depositor's Telephone Number, including Area Code   (612) 347-6596

     Name and Address of Agent for Service
     -------------------------------------
          Michael T. Westermeyer
          Allianz Life Insurance Company of North America
          1750 Hennepin Avenue
          Minneapolis, MN  55403

     Copies to:
          Judith A. Hasenauer
          Blazzard, Grodd & Hasenauer, P.C.
          P.O. Box 5108
          Westport, CT 06881
          (203) 226-7866

It is proposed that this filing will become effective:


     ___  immediately  upon filing  pursuant to  paragraph(b) of Rule 485
     ___  on (date)  pursuant  to  paragraph  (b) of Rule 485
     _X_ 60 days after filing pursuant to paragraph (a)(1) of Rule 485 ___ on (date) pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following:

     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered:
     Individual Immediate Variable Annuity Contracts





                              CROSS REFERENCE SHEET
                             (Required by Rule 495)


Item No.                                                   Location
                                 PART A

Item 1.   Cover Page. . . . . . . . . . . . . . . . . . .  Cover Page

Item 2.   Definitions . . . . . . . . . . . . . . . . . .  Index of Terms

Item 3.   Synopsis or Highlights. . . . . . . . . . . . .  Profile

Item 4.   Condensed Financial Information . . . . . . . .  Appendix

Item 6.   Deductions. . . . . . . . . . . . . . . . . . .  Expenses

Item 7.   General Description of Variable Annuity
          Contracts . . . . . . . . . . . . . . . . . . .  The Franklin
                                                           Templeton Valuemark
                                                           Income Plus Immediate
                                                           Variable Annuity
                                                           Contract

Item 8.   Annuity Period. . . . . . . . . . . . . . . . .  Annuity Payments
                                                           (The Payout Phase)

Item 9.   Death Benefit. . . . . . . . . . . . . . . . .   Death Benefit

Item 10.  Purchases and Contract Value. . . . . . . . . .  Purchase

Item 11.  Redemptions . . . . . . . . . . . . . . . . . .  Access To Your Money

Item 12.  Taxes . . . . . . . . . . . . . . . . . . . . .  Taxes

Item 13.  Legal Proceedings . . . . . . . . . . . . . . .  Not Applicable

Item 14.  Table of Contents of the Statement of
          Additional Information. . . . . . . . . . . . .  Table of Contents of
                                                           the Statement of Ad-
                                                           ditional Information






                         CROSS REFERENCE SHEET (cont'd)
                             (Required by Rule 495)


Item No.                                                   Location
                                PART B

Item 15.  Cover Page. . . . . . . . . . . . . . . . . . .  Cover Page

Item 16.  Table of Contents. . . . . . . . . . . . . . .   Table of Contents

Item 17.  General Information and History. . . . . . . .   The Company

Item 18.  Services. . . . . . . . . . . . . . . . . . . .  Not Applicable

Item 19.  Purchase of Securities Being Offered. . . . . .  Not Applicable

Item 20.  Underwriters. . . . . . . . . . . . . . . . . .  Distributor

Item 21.  Calculation of Performance Data . . . . . . . .  Calculation of
                                                           Performance Data

Item 22.  Annuity Payments. . . . . . . . . . . . . . . .  Annuity Provisions

Item 23.  Financial Statements. . . . . . . . . . . . . .  Financial
                                                           Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered, in Part C to this Registration Statement.

January 25, 1999
PROFILE OF THE FRANKLIN TEMPLETON VALUEMARK INCOME PLUS
IMMEDIATE VARIABLE ANNUITY CONTRACT

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA

MAY 1, 1999

This profile is a summary of some of the more important points that you should consider and know before purchasing the Franklin Templeton Valuemark Income Plus immediate variable annuity contract. The contract is more fully described in the prospectus which accompanies this profile. Please read the prospectus carefully.


1. THE FRANKLIN TEMPLETON VALUEMARK INCOME PLUS
   IMMEDIATE VARIABLE ANNUITY CONTRACT

The Franklin Templeton Valuemark Income Plus immediate variable annuity contract with variable and fixed payment options (Contract) is a contract between you, the owner, and Allianz Life Insurance Company of North America (Allianz Life), an insurance company. In this profile and the prospectus, "we," "us" and "our" refers to Allianz Life. In return for your one time payment, the Contract provides for income to you and another person (if elected) under a payment plan you select.

The variable payment options offer a choice of 18 Class 1 portfolios of Franklin Valuemark Funds which are listed in Section 4. Depending on market conditions and the portfolios you choose, payments may go up or down. No minimum payment is guaranteed under a variable payment option. The variable payment option is designed to offer a better return than the fixed payment option. However, this is not guaranteed.

The fixed payment option offers fixed annuity payments that are guaranteed by Allianz Life. Any portion of your purchase payment allocated to the fixed payment option will be temporarily allocated to the Money Market Fund on the day we allocate your purchase payment. It will then be allocated to the fixed payment option when you begin receiving annuity payments from your Contract (if you choose a fixed payout).

You can allocate your money in up to ten variable options and the fixed payment option. We may limit the number of variable options which you may invest in at any one time (except in Texas). The requested allocation to each variable option and the fixed payment option must be made in whole percentages and each must be at least 10%.

2. ANNUITY PAYMENTS

Under this Contract, you are the owner and the annuitant. You may name a joint annuitant, if you choose. You select an income date when you buy the Contract. The income date must not be later than 60 days after we allocate your purchase payment.

You can receive annuity payments from your Contract by selecting one of the following annuity options:

(1)  payments for your life;
(2) payments for your life, but if you die before payments have been made for the guaranteed period you selected, payments will continue to the beneficiary for the remainder of the guaranteed period (5, 10, 15, 20 years);
(3) payments during the joint lifetime of you and the joint annuitant - when either of you die, payments will continue as long as the survivor lives;
(4) payments during the joint lifetime of you and the joint annuitant, but if you and the joint annuitant die before payments have been made for the guaranteed period you selected, payments will continue for the remainder of the guaranteed period (5, 10, 15 or 20 years);
(5) payments for your life and ending with the last payment due prior to your death with a guarantee that at your death, the beneficiary will receive a single cash payment as set forth in the Contract; and
(6) payments for a specified period of time (5 -30 years) with payments continuing to the beneficiary for the remainder of the period certain if you and any joint annuitant die before the end of the specified period.

Under certain circumstances, if you selected annuity option 6, you can exchange it for a life contingent payout (options 1-5). Annuity payments can be based on the available portfolios (variable payout) and/or the fixed payment option (fixed payout) under all annuity options except annuity payments under Option 6. Annuity payments under Option 6 may only come from the portfolios (variable payout). If you choose to have any part of your payments based on the performance of the portfolios (i.e., variable payout), the dollar amount of your annuity payments may go up or down, depending on the investment performance of the portfolio(s) you choose.

3. PURCHASE

You can buy the Contract with $35,000 or more under most circumstances. You cannot add to your Contract at a later date (i.e., it is a single purchase payment contract). Your investment representative can help you complete the appropriate forms.

4. INVESTMENT OPTIONS

You may invest in the Allianz Life fixed payment option and/or the following Class 1 portfolios of Franklin Valuemark Funds listed below. Franklin Valuemark Funds are managed by Franklin Advisers, Inc. and its Templeton and Franklin affiliates.

PORTFOLIO SEEKING STABILITY
OF PRINCIPAL AND INCOME
Money Market Fund

PORTFOLIO SEEKING CURRENT
INCOME:
High Income Fund

PORTFOLIOS SEEKING
GROWTH AND INCOME
Global Utilities Securities Fund
Growth and Income Fund
Income Securities Fund
Mutual Shares Securities Fund
Real Estate Securities Fund
Rising Dividends Fund
Templeton Global Asset Allocation Fund

PORTFOLIOS SEEKING
CAPITAL GROWTH
Capital Growth Fund
Mutual Discovery Securities Fund
Small Cap Fund
Templeton Developing Markets Equity Fund
Templeton Global Growth Fund
Templeton International Equity Fund
Templeton International
 Smaller Companies Fund
Templeton Pacific Growth Fund
Value Securities Fund

The portfolios are fully described in the attached prospectus for Franklin Valuemark Funds. Your income will fluctuate up or down based on the portfolios' performance. No minimum dollar payment is guaranteed.

5. EXPENSES

The Contract has insurance features and investment features, and there are costs related to each.

     - The annual insurance charges consist of the Mortality and Expense Risk Charge and the Administrative Expense Charge. Together these charges total 1.40% of the average daily value of your Contract allocated to the variable options.

     - If you choose Annuity Options 2 or 4 and make a liquidation, a commutation fee of 5% in Contract year 2, reducing by 1% each year until it is 1% for Contract year 6 and thereafter will apply. If you choose Annuity Option 6 and make a liquidation, a commutation fee of 5% in Contract years 1 and 2, reducing by 1% each year until it is 1% for Contract year 6 and thereafter will apply. (If you bought your Contract before May 1, 1998, the commutation fee under Option 6 is 1% in the first Contract year.)

     - There are also annual portfolio operating expenses, which vary depending upon the portfolios you select. In 1998, these expenses ranged from ___% to ____% of the average daily value of the Class 1 portfolios.

     - Allianz Life may assess a stat premium tax charge which ranges from 0% to 3.5% of your purchase payment (depending upon the state).


We have provided the following chart to help you understand the expenses in your Contract.

-    The column  "Total  Annual  Expenses"  shows the 1.40%  insurance  charges and the total  annual portfolio expenses for 1998 for each portfolio.

-    The next two columns show you two examples of the  expenses,  in dollars,  you would pay under a
     Contract. The examples assume that you invested $1,000 in a Contract which earns 5% annually and that you liquidate all your money:  (1) at the end of year 1, and (2) at the end of year 10. The examples assume that you selected  Annuity Option 6 and chose a 15 year specified period certain annuity option and a 5% assumed  investment  return.  For year 1, the Total Annual  Expenses are assessed as well as the  commutation  fee.  For year 10, the example  shows the total of all the annual expenses for the 10 years, but there is no commutation fee.

-    The premium tax is assumed to be 0% in both examples.

-    The examples are purely hypothetical.  They should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

                                                                                     EXAMPLES:

                                                   1998
                                                   TOTAL
                                     TOTAL         ANNUAL                         TOTAL ANNUAL
                                     ANNUAL        CLASS 1       TOTAL         EXPENSES AT END OF
                                     INSURANCE     PORTFOLIO     ANNUAL        (1)           (2)
PORTFOLIO                            CHARGES       EXPENSES      EXPENSES     1 YEAR      10 YEARS
- --------------------------------------------------------------------------------------------------
Capital Growth                       1.40%         ____%          ____%        ____        _____
- --------------------------------------------------------------------------------------------------
Global Utilities Securities          1.40%         ____%          ____%        ____        _____
- --------------------------------------------------------------------------------------------------
Growth and Income                    1.40%         ____%          ____%        ____        _____
- --------------------------------------------------------------------------------------------------
High Income                          1.40%         ____%          ____%        ____        _____
- --------------------------------------------------------------------------------------------------
Income Securities                    1.40%         ____%          ____%        ____        _____
- --------------------------------------------------------------------------------------------------
Money Market                         1.40%         ____%          ____%        ____        _____
- --------------------------------------------------------------------------------------------------
Mutual Discovery Securities          1.40%         ____%          ____%        ____        _____
- --------------------------------------------------------------------------------------------------
Mutual Shares Securities             1.40%         ____%          ____%        ____        _____
- --------------------------------------------------------------------------------------------------
Real Estate Securities               1.40%         ____%          ____%        ____        _____
- --------------------------------------------------------------------------------------------------
Rising Dividends                     1.40%         ____%          ____%        ____        _____
- --------------------------------------------------------------------------------------------------
Small Cap                            1.40%         ____%          ____%        ____        _____
- --------------------------------------------------------------------------------------------------
Templeton Developing Markets Equity  1.40%         ____%          ____%        ____        _____
- --------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation    1.40%         ____%          ____%        ____        _____
- --------------------------------------------------------------------------------------------------
Templeton Global Growth              1.40%         ____%          ____%        ____        _____
- --------------------------------------------------------------------------------------------------
Templeton International Equity       1.40%         ____%          ____%        ____        _____
- --------------------------------------------------------------------------------------------------
Templeton International Smaller
Companies                            1.40%         ____%          ____%        ____        _____
- --------------------------------------------------------------------------------------------------
Templeton Pacific Growth             1.40%         ____%          ____%        ____        _____
- --------------------------------------------------------------------------------------------------
Value Securities                     1.40%         ____%          ____%        ____        _____
- --------------------------------------------------------------------------------------------------

For more detailed information, see the Fee Table in the prospectus for the Contract.

6. TAXES

For federal tax purposes, annuity payments will be treated as partly a return of your original investment. That part of each payment is not taxable as income. If the Contract is tax-qualified, the entire payment may be taxable. If you make a partial liquidation, the earnings come out first and are taxed as income. If you are younger than 59 1/2 when you make a liquidation, you may be charged a 10% federal tax penalty on the taxable amount you withdraw. You should consult your tax counsel or other tax adviser regarding any liquidations.

7. ACCESS TO YOUR MONEY

Generally, you may not make liquidations from your contract. However, under certain circumstances, you may make one liquidation (withdrawal) each Contract year after the income date if you selected annuity options 2, 4 or 6. The amount that you may liquidate is set forth in your Contract and is described in the prospectus for the Contract. There may be a fee assessed when you make a liquidation (commutation fee). Also, there may be adverse tax consequences, leading to lower annuity payments than those that would have been paid without the partial liquidation (during the period certain). You may not make any liquidations before your income date.

8. PERFORMANCE


If you choose to receive  variable  payments,  your payments will vary up or down. The increase or decrease will depend on whether the Variable Options you choose perform better or worse than the "benchmark" Assumed
Investment Return (3%, 5% or 7% per year) you choose.

The  following  chart shows total  returns for the periods  shown.  Performance  is not shown for the Value
Securities  Fund because it was first offered for sale on May 1, 1998.  These numbers reflect the insurance charges and the  operating  expenses of the  portfolios,  but are not adjusted  for the Assumed  Investment
Return. Past performance does not guarantee or predict future results.


                                                             CALENDAR YEAR

VARIABLE OPTION           1998     1997       1996      1995     1994      1993     1992     1991    1990

Capital Growth                     16.66%     12.54%      NA         NA        NA       NA      NA       NA
-----------------------------------------------------------------------------------------------------------
Global Utilities
  Securities                       25.00%      5.57%    29.53%   -12.79%    9.00%    7.20%   22.87%   0.44%
-----------------------------------------------------------------------------------------------------------
Growth and Income                  25.97%     12.59%    30.99%    -3.38%    8.77%    5.22%   21.09%  -3.70%
-----------------------------------------------------------------------------------------------------------
High Income
-----------------------------------------------------------------------------------------------------------
Income Securities                  15.46%      9.72%    20.70%    -7.57%   16.96%   11.65%   37.98%  -8.73%
-----------------------------------------------------------------------------------------------------------
Money Market                        3.78%      3.69%     4.29%     2.39%    1.12%    1.62%    4.02%   6.12%
-----------------------------------------------------------------------------------------------------------
Mutual Discovery
  Securities                       17.71%      1.80%        NA        NA       NA       NA       NA      NA
-----------------------------------------------------------------------------------------------------------
Mutual Shares Securities           16.10%      3.30%        NA        NA       NA       NA       NA      NA
-----------------------------------------------------------------------------------------------------------
Real Estate Securities             19.02%     30.96%    15.90%     1.46%   17.36%   10.53%   31.65% -13.20%
-----------------------------------------------------------------------------------------------------------
Rising Dividends                   31.18%     22.44%    27.94%    -5.41%   -4.80%    8.48%       NA      NA
-----------------------------------------------------------------------------------------------------------
Small Cap                          15.79%     27.26%     1.46%        NA       NA       NA       NA      NA
-----------------------------------------------------------------------------------------------------------
Templeton Developing
  Markets Equity                   -9.99%      19.89%    1.35%    -5.46%       NA       NA       NA      NA
-----------------------------------------------------------------------------------------------------------
Templeton Global
  Asset Allocation                 10.16%      18.16%    5.91%        NA       NA       NA       NA      NA
-----------------------------------------------------------------------------------------------------------
Templeton Global Growth            11.92%      19.58%   11.16%     2.01%       NA       NA       NA      NA
-----------------------------------------------------------------------------------------------------------
Templeton International
  Equity                           10.14%      21.25%    9.06%    -0.53%   26.79%   -3.58%       NA      NA
-----------------------------------------------------------------------------------------------------------
Templeton International
  Smaller Companies                -2.87%      11.45%       NA        NA       NA       NA       NA      NA
-----------------------------------------------------------------------------------------------------------
Templeton Pacific Growth          -36.84%       9.55%    6.47%   -10.06%   45.82%   -2.39%       NA      NA
-----------------------------------------------------------------------------------------------------------



9. DEATH BENEFIT

If you die before the income date and there is no joint annuitant, the Contract will be treated as if it had never been issued. We will return your purchase payment to your estate. If you have chosen an annuity option with a joint annuitant and either you or the joint annuitant dies before the income date, the annuity option will be changed to option 2 (with 10 years of payments guaranteed or 5 years of payments guaranteed if the survivor's life expectancy is less than 10 years).

10. OTHER INFORMATION

FREE LOOK. If you cancel the Contract within 10 days after receiving it (or whatever period is required in your state), you will receive back the value of your Contract on the day we receive your request, less any benefits paid in states where permitted (this may be more or less than your original payment). In certain states or if you have purchased the Contract as an IRA, we may be required to return your purchase payment if you decide to cancel your Contract within 10 days after receiving it (or the period required in your state).

PURCHASING CONSIDERATIONS. The Franklin Templeton Valuemark Income Plus immediate variable annuity contract is designed for people seeking a medium to long-term periodic payment plan. Many options provide for payments guaranteed for as long as you live. We do not recommend buying this Contract if you cannot accept the risk of getting back less money than you put in. Since certain payment options do not permit you to liquidate (withdraw) money, and all options limit payments to your heirs, we generally recommend you set other money aside for non-routine expenses and bequests.

11. INQUIRIES

If you have any questions about your Contract or need more information, please contact us at:

            VIP Service Center
            P.O. Box 30343
            Tampa, Florida 33630-3343
            (800) 774-5001

                  THE FRANKLIN TEMPLETON VALUEMARK INCOME PLUS
                       IMMEDIATE VARIABLE ANNUITY CONTRACT

                                    issued by
                         ALLIANZ LIFE VARIABLE ACCOUNT B
                                       and
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA


This prospectus describes the Franklin Templeton Valuemark Income Plus Immediate Variable Annuity Contract with a Fixed Payment Option. The Contract is offered by Allianz Life Insurance Company of North America (Allianz Life).

The annuity has 19 investment choices - the 18 Variable Options which invest in one Class 1 Portfolio of Franklin Valuemark Funds and a Fixed Payment Option of Allianz Life. You can select up to 10 investment choices (which includes any of the Variable Options and the Fixed Payment Option).

FRANKLIN VALUEMARK FUNDS:

PORTFOLIO SEEKING STABILITY OF PRINCIPAL AND INCOME
Money Market Fund

PORTFOLIO SEEKING CURRENT INCOME
High Income Fund

PORTFOLIOS SEEKING GROWTH AND INCOME
Global Utilities Securities Fund
Growth and Income Fund
Income  Securities  Fund
Mutual Shares  Securities Fund
Real Estate Securities Fund
Rising  Dividends Fund
Templeton  Global Asset Allocation Fund
Value Securities Fund

PORTFOLIOS SEEKING CAPITAL GROWTH
Capital Growth Fund
Mutual Discovery Securities Fund
Small Cap Fund
Templeton Developing Markets Equity Fund
Templeton Global Growth Fund
Templeton International Equity Fund
Templeton International Smaller Companies Fund
Templeton Pacific Growth Fund

Please read this prospectus before investing and keep it for future reference. It contains important information about the Franklin Templeton Valuemark Income Plus Immediate Variable Annuity Contract with a Fixed Payment Option.

To learn more about the annuity offered by this prospectus, you can receive a copy of the Statement of Additional Information (SAI) dated May 1, 1999. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The Table of Contents of the SAI is on Page ___ of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information about companies that file electronically with the SEC. For a free copy of the SAI, call or write us at the VIP Service Center at the address and telephone number listed in the Profile.


The  Franklin  Templeton   Valuemark  Income  Plus  Immediate  Variable  Annuity
Contracts:

- are not bank deposits
- are not federally insured
- are not endorsed by any bank or government agency
- are not guaranteed and may be subject to loss of principal

The Securities and Exchange Commission has not approved or disapproved these securities nor has it determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus is not an offering of the securities in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

In the state of Oregon, all references to Franklin Templeton Valuemark Income Plus refer to Valuemark Income Plus.

Dated: May 1, 1999



                                TABLE OF CONTENTS

--------------------------------------------------------------------------------

                                                    Page


INDEX OF TERMS ...................................
FEE TABLE ........................................
 1. THE FRANKLIN TEMPLETON VALUEMARK INCOME PLUS
     IMMEDIATE VARIABLE ANNUITY CONTRACT .........
    Ownership ....................................
        Contract Owner/Annuitant .................
        Joint Owner ..............................
        Beneficiary ..............................
    Assignment  ..................................
 2. ANNUITY PAYMENTS
     (THE PAYOUT PHASE) ..........................
    Income Date ..................................
    Annuity Payments .............................
    Assumed Investment Return ....................
    Annuity Options ..............................
 3. PURCHASE .....................................
    Purchase Payment .............................
    Allocation of Purchase Payment ...............
    Free Look ....................................
    VIP Units ....................................
 4. INVESTMENT OPTIONS ...........................
    Transfers ....................................
        Telephone Transfers ......................
    Voting Privileges ............................
    Substitution .................................
 5. EXPENSES .....................................
    Insurance Charges ............................
     Mortality and Expense Risk Charge ...........
     Administrative Charge .......................
    Commutation Fee ..............................
    Premium Taxes ................................
    Income Taxes .................................
    Portfolio Expenses ...........................
 6. TAXES ........................................
    Annuity Contracts in General .................
    Qualified and Non-Qualified Contracts ........
    Multiple Contracts ...........................
    Liquidations - Non-Qualified Contracts .........
    Liquidations - Qualified Contracts .............
    Diversification ..............................
 7. ACCESS TO YOUR MONEY .........................
    Suspension of Payments or Transfers ..........
 8. PERFORMANCE ..................................
 9. DEATH BENEFIT ................................
10. OTHER INFORMATION ............................
    Allianz Life .................................
    Year 2000 ....................................
    The Separate Account .........................
    Distribution .................................
    Administration ...............................
    Financial Statements .........................
    APPENDIX A - Condensed Financial Information .
    APPENDIX B - Illustration of Annuity Income..
    TABLE OF CONTENTS OF THE STATEMENT OF
    ADDITIONAL INFORMATION .......................



                                 INDEX OF TERMS


This prospectus is written in plain English to make it as understandable as possible. However, there are some technical terms used which are capitalized in the prospectus. The page that is indicated below is where you will find the definition for the word or term in this prospectus.


                                                        Page


Annuitant ........................................
Annuity Calculation Date .........................
Annuity Options ..................................
Annuity Payments .................................
Annuity Unit .....................................
Assumed Investment Return (AIR) ..................
Beneficiary ......................................
Contract .........................................
Contract Owner ...................................
Fixed Payment Option .............................
Income Date ......................................
Joint Annuitant ..................................
Joint Owner ......................................
Non-Qualified ....................................
Payout Phase .....................................
Portfolios .......................................
Purchase Payment .................................
Qualified ........................................
Tax Deferral .....................................
Total Liquidation Value ..........................
Variable Option ..................................
VIP Unit .........................................



                                    FEE TABLE

The purpose of this Fee Table is to help you understand the costs of investing in the Contract. It reflects expenses of the separate account as well as the Class 1 Portfolios.

We have provided "Illustrations of Annuity Income" in Appendix B to show you the effects of the charges, expenses and investment performance on annuity income.
--------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION FEES

COMMUTATION FEE *
(as a percentage of the amount taken out (liquidated))


                            Contract Year          Charge
                            -------------          ------
                                  1                 5%
                                  2                 5%
                                  3                 4%
                                  4                 3%
                                  5                 2%
                            6 (& thereafter)        1%

* After the first Contract year, you may make one liquidation from your Contract each year if you have selected Annuity Options 2 or 4. If you have selected Annuity Option 6, you may make a liquidation once each year beginning in the first year. If you have chosen Annuity Option 6 and bought your Contract before May 1, 1998, the commutation fee is 1% of the amount liquidated in the first Contract year.

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and Expense Risk Charge    ....................    1.25%
Administrative Charge....................................     .15%
                                                            ------
Total Separate Account Annual Expenses...................    1.40%


FRANKLIN VALUEMARK FUNDS' ANNUAL EXPENSES: CLASS 1 SHARES
(as a percentage of Franklin Valuemark Funds' average net assets)

The Management and Portfolio  Administration  Fees for each Portfolio are based on a percentage of that  Portfolio's  net assets.  See the  prospectus  for Franklin  Valuemark  Funds for more information.

The "Management and Portfolio  Administration Fees" below are the amounts that were paid to the
Managers and Portfolio administrators for the 1998 calendar year except for Portfolios with fee waivers or newer Portfolios without a full year of operations as of December 31, 1998.


                                               MANAGEMENT AND
                                                 PORTFOLIO                        TOTAL ANNUAL
                                            ADMINISTRATION FEES1  OTHER EXPENSES    EXPENSES
Capital Growth Fund ......................         .75%                .02%           .77%
Global Utilities Securities Fund..........         .47%                .03%           .50%
Growth and Income Fund ...................         .47%                .02%           .49%
High Income Fund .........................         .50%                .03%           .53%
Income Securities Fund ...................         .47%                .03%           .50%
Money Market Fund ........................         .51%                .02%           .53%
Mutual Discovery Securities Fund .........         .80%                .26%          1.06%
Mutual Shares Securities Fund ............         .60%                .20%           .80%
Real Estate Securities Fund ..............         .51%                .03%           .54%
Rising Dividends Fund ....................         .72%                .02%           .74%
Small Cap Fund ...........................         .75%                .02%           .77%
Templeton Developing Markets Equity Fund .        1.25%                .17%          1.42%
Templeton Global Asset Allocation Fund ...         .65%                .29%           .94%
Templeton Global Growth Fund .............         .83%                .05%           .88%
Templeton International Equity Fund ......         .80%                .09%           .89%
Templeton International Smaller Companies Fund..   .85%                .21%          1.06%
Templeton Pacific Growth Fund ............         .92%                .11%          1.03%
Value Securities Fund ....................         .75%                .06%           .81%

1 The Portfolio  Administration  Fee is a direct  expense for the Mutual  Discovery  Securities
Fund,  the Mutual Shares  Securities  Fund,  the Templeton  Global Asset  Allocation  Fund, the
Templeton  International Smaller Companies Fund and the Value Securities Fund. Other Portfolios
pay for similar  services  indirectly  through the Management  Fee. See the Franklin  Valuemark
Funds prospectus for further information regarding these fees.

EXAMPLES

$ The examples below should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

$ Premium taxes are not reflected in the tables. Premium taxes may apply.

$ The examples assume you invested $1,000 with annual payments based on a 15 year period certain payout under Annuity Option 6 with a 5% Assumed Investment Return.

$ For additional information, see Section 5 - "Expenses" and the Franklin Valuemark Funds prospectus.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money (compounded annually) if you surrender your Contract under Annuity Option 6 at the end of each time period:

                                                1 Year    3 Years   5 Years  10 Years
 -------------------------------------------------------------------------------------

Capital Growth Fund
Global Utilities Securities Fund
Growth and Income Fund
High Income Fund
Income Securities Fund
Money Market Fund
Mutual Discovery Securities Fund
Mutual Shares  Securities Fund
Real Estate Securities Fund
Rising Dividends Fund
Small Cap Fund
Templeton Developing  Markets Equity Fund
Templeton Global Asset  Allocation  Fund
Templeton Global Growth Fund
Templeton International Equity Fund
Templeton International Smaller Companies Fund
Templeton Pacific Growth Fund
Value Securities Fund*

*Annualized

You would pay the  following  expenses  on a $1,000  investment,  assuming  a 5%
annual  return on your  money  (compounded  annually)  if your  Contract  is not surrendered:
                                                1 Year    3 Years   5 Years  10 Years
 -------------------------------------------------------------------------------------

Capital Growth Fund
Global Utilities Securities Fund
Growth and Income Fund
High Income Fund
Income Securities Fund
Money Market Fund
Mutual Discovery Securities Fund
Mutual Shares  Securities Fund
Real Estate Securities Fund
Rising Dividends Fund
Small Cap Fund
Templeton Developing  Markets Equity Fund
Templeton Global Asset  Allocation Fund
Templeton Global Growth Fund
Templeton International Equity Fund
Templeton International Smaller Companies Fund
Templeton Pacific Growth Fund
Value Securities Fund*

*Annualized

See Appendix A for VIP Unit Values - Condensed Financial Information.

1. THE FRANKLIN TEMPLETON VALUEMARK INCOME PLUS
   IMMEDIATE VARIABLE ANNUITY CONTRACT

This prospectus describes an immediate variable annuity contract with a Fixed Payment Option (Contract) offered by Allianz Life.

An annuity is a contract between you, the owner, and an insurance company (in this case Allianz Life), where the insurance company promises to pay you (or someone else you choose) an income, in the form of Annuity Payments. The Annuity Payments must begin on a designated date that is no later than 60 days after we allocate your Purchase Payment. This is called the Income Date.

The Contract benefits from Tax Deferral. Tax Deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract.

The Contract is called a variable annuity because you can choose among 17 Variable Options, and depending upon market conditions, your payments can go up or down based on the Portfolios' investment performance. The Portfolios are designed to offer a better return than the Fixed Payment Option. However, this is not guaranteed. If you select the variable annuity portion of the Contract, your payments may go up or down based on the investment performance of the Portfolio(s) you select.

The Contract also contains a Fixed Payment Option (referred to in the Contract as the "Fixed Account"). The Fixed Payment Option offers an interest rate that is guaranteed by Allianz Life. If you select the Fixed Payment Option, your money will be placed with the other general assets of Allianz Life. Any portion of your Purchase Payment allocated to the Fixed Payment Option will be temporarily allocated to the Money Market Fund on the day we allocate your Purchase Payment. It will then be allocated to the Fixed Payment Option when you begin receiving Annuity Payments from your Contract.

We will not make any changes to your Contract without your permission except as may be required by law. We may, however, add endorsements to your Contract from time to time.

OWNERSHIP

Contract Owner/Annuitant

You are the Contract Owner and the Annuitant. You, as the Contract Owner, have all the rights under the Contract. The Contract Owner is as designated at the time the Contract is issued.

An Annuitant is the natural person on whose life we base Annuity Payments.

Joint Owner/Joint Annuitant

If there is more than one Contract Owner, each Contract Owner is a Joint Owner of the Contract. Joint Owners have equal ownership rights. You both must authorize those ownership rights unless otherwise allowed by Allianz Life. You can name a Joint Annuitant. Each Joint Owner must be either an Annuitant or Joint Annuitant.

IF YOU DIE BEFORE THE INCOME DATE AND THERE IS NO JOINT ANNUITANT, WE WILL TREAT THE CONTRACT AS IF WE NEVER ISSUED IT AND WILL RETURN THE PURCHASE PAYMENT TO YOUR ESTATE.

If you die while the Contract is in force, the Joint Annuitant (if not already a Joint Owner) will become the Contract Owner. On or after the Income Date, if there is no Joint Annuitant or when the Joint Annuitant dies, the Beneficiary(ies) will be the Owner(s) of their respective shares.

Beneficiary

The Beneficiary is the person(s) or entity you name to receive any death benefit. You can also name a contingent Beneficiary. The contingent Beneficary will receive any death benefit if the Beneficiary is not alive when you and any Joint Annuitant die. The Beneficiary is named at the time the Contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary or contingent Beneficiary.

Assignment

You can transfer ownership (assign) the Contract at any time during your lifetime. We will not be liable for any payment we make, or other action we take, in accordance with the Contract before we receive written notice of the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the Contract is issued under a Qualified plan, you may be unable to assign the Contract.

2. ANNUITY PAYMENTS (THE PAYOUT PHASE)

Income Date

You can receive regular income payments under your Contract as long as you and any Joint Annuitant are alive on the Income Date. We call the date that you receive your first Annuity Payment the Income Date. We ask you to choose your Income Date when you purchase the Contract. Your Income Date must be the first or fifteenth day of a calendar month and must not be later than 60 days from the day we allocate your Purchase Payment.

Annuity Payments

Under Annuity Options 1-5, you may elect to receive your Annuity Payments as a variable payout, a fixed payout, or a combination of both. Under Annuity Option 6, Annuity Payments will come from the Variable Options only (variable payout). If you choose a Fixed Payment Option, all of the Annuity Payments will be the same dollar amount (equal installments). If you choose a variable payout, you can select from the available Variable Options.

If you choose to receive variable payments, we determine the amount of your first variable payment based on:

     1) your contract value on the Annuity Calculation Date (no more than 10 days before the first payment),
     2) your age and the age of any Joint Annuitant on the Annuity Calculation Date (except in Option 6);
     3) the Assumed Investment Return (AIR), a benchmark you select, and
     4) the Annuity Option you select.

We credit your Contract with a fixed number of Annuity Units for each Variable Option you select. We do this by allocating the first payment amount among the Variable Options according to your instructions, and dividing the amount allocated to each Variable Option by the Annuity Unit Value on the Annuity Calculation Date. The number of Annuity Units in your contract remains the same unless you make a liquidation or transfer.

After the first payment, your payments will change based on the change in value of the Annuity Units credited to your contract. The amount of each change will depend on how the Annuity Units in your Contract perform as compared to your AIR benchmark.

You can choose the frequency of Annuity Payments (for example, monthly, quarterly, semi-annually or annually).

The SAI contains a discussion of how we calculate Annuity Unit values.

Assumed Investment Return

We base your Annuity Payments on the Assumed Investment Return. You can choose either a 7%, 5% or 3% AIR. The 7% AIR is not available in all states (check with your registered representative for availability). If you do not choose one, the 5% AIR will automatically apply. If the actual performance exceeds the AIR you chose, your Annuity Payments will increase. Similarly, if the actual rate is less than the AIR you chose, your Annuity Payments will decrease. If you choose a higher AIR, the initial amount of income will be higher, but income will increase more slowly during periods of good investment performance and decrease faster during periods of poor investment performance.

Annuity Options

You can choose among income plans. We call those Annuity Options. Except for Annuity Option 6, once you select an Annuity Option you may not change it.

You can choose one of the following Annuity Options. You can also choose any other Annuity Option you want as long as Allianz Life agrees to provide it.

     OPTION 1. LIFE ANNUITY. Under this option, we will make periodic Annuity Payments so long as the Annuitant is alive. After the Annuitant dies, we will stop making Annuity Payments.

     OPTION 2. LIFE ANNUITY WITH 5, 10, 15 or 20 YEAR PAYMENTS GUARANTEED. Under this option, we will make periodic Annuity Payments so long as the Annuitant is alive. However, if the Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Beneficiary for the rest of the guaranteed period. If the Beneficiary does not want to receive Annuity Payments after the Annuitant=s death, he or she can ask us for a single lump sum. The amount of the lump sum payment is described in your Contract.

     OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make periodic Annuity Payments during the joint lifetime of you and the Joint Annuitant. When you die, if the Joint Annuitant is still alive, we will continue to make Annuity Payments during the Joint Annuitant's life. The amount of the Annuity Payments we will make can be equal to 100%, 75% or 50% of the amount that was being paid when both you and the Joint Annuitant were alive. You choose this percentage when you apply for the Contract. The monthly Annuity Payments will end when the last surviving Annuitant dies.

     OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 5, 10, 15 or 20 YEAR PAYMENTS GUARANTEED. Under this option, we will make periodic Annuity Payments during the joint lifetime of you and the Joint Annuitant. When you die, if the Joint Annuitant is still alive, we will continue to make Annuity Payments during the life of the surviving Annuitant. The payments will be 100% of the amount that was being paid when you were both alive. If, when the last death occurs, we have made Annuity Payments for less than the selected guaranteed period, we will continue to make Annuity Payments to the Beneficiary for the rest of the guaranteed period. If the Beneficiary does not want to receive Annuity Payments, he or she can ask us for a single lump sum. The amount of the lump sum payment is described in your Contract.

     OPTION 5. REFUND LIFE ANNUITY. Under this option, we will make periodic Annuity Payments during your lifetime. The last Annuity Payment will be made before you die. If the value of the Annuity Payments is less than the value applied to the Annuity Option, then the Beneficiary will receive a refund as set forth in the Contract.

     OPTION 6. SPECIFIED PERIOD CERTAIN ANNUITY. Under this option, we will make periodic Annuity Payments for a specified period that you choose. The period can be from 5 to 30 years (you must use whole numbers of years). If at the time both you and any Joint Annuitant die, we have made Annuity Payments for less than the selected guaranteed period, we will continue to make Annuity Payments to the Beneficiary for the rest of the guaranteed period. This option may not be available in all states. This option can only be elected as a variable payout.

After the first Contract anniversary, you can exchange an Annuity Option 6 payout for a payout under Annuity Options 1-5. You can do this if the Total Liquidation Value of your Contract is at least $25,000. Furthermore, if you own a Non-Qualified Contract you must be 59 2 or older. If you own a Qualified Contract you may make the exchange after the later of your reaching age 59 2 or 5 years from the date of the first Annuity Payment and prior to the year in which you reach age 70 2. A new Contract will be issued to you for your existing Contract. You must return your existing Contract to us. The Contract Owner/Annuitant and Joint Annuitant (if any) must be the same under both Contracts.

3.  PURCHASE

Purchase Payment

The Purchase Payment is the money you put into the Contract. The minimum payment Allianz Life will accept is $35,000. The Contract is a single payment Contract. This means that you cannot add to your Contract after you buy it. If you buy more than one Contract, the Purchase Payment for each Contract does not need to be $35,000 if the average payment for each Contract is $35,000 or more. When you make your Purchase Payment, we will deduct any premium taxes that you owe before we allocate it to the Variable Options.

This product is not designed for market timers.

Allocation of Purchase Payment

When you purchase a Contract, we will allocate your Purchase Payment to one or more of the Variable Options you have selected. If you want any portion of the Purchase Payment to be allocated to the Fixed Annuity Option, we will temporarily allocate it to the Money Market Fund. It will be moved to the Fixed Annuity Option on the day we calculate your first Annuity Payment (Annuity Calculation Date). The Annuity Calculation Date will be no more than 10 business days before the Income Date. We ask that you allocate your money in whole percentages. Each allocation must be at least 10%.

Currently, you may invest in 10 investment choices (which includes the Variable Options and the Fixed Payment Option). We may, in the future, limit the number of Variable Options that you may invest in at one time (except in Texas).

Once we receive your Purchase Payment, the necessary information and federal funds (federal funds means monies credited to a bank's account with its regional federal reserve bank), we will issue your Contract and allocate your Purchase Payment within 2 business days. If you do not give us all of the information we need, we will contact you or your registered representative to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. Our business day closes when the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern time.

Free Look

If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or the period required in your state). You will receive back the value of your Contract on the day we receive your request. In certain states, or if you have purchased the Contract as an IRA, we may be required to give you back your Purchase Payment if you decide to cancel your Contract within 10 days after receiving it (or the period required in your state). If that is the case, we reserve the right to allocate your Purchase Payment to the Money Market Fund for 15 days after we receive it. (In some states, the period may be longer.) At the end of that period, we will re-allocate your money as you selected. Currently, however, we will directly allocate your money to the Variable Option(s) you have selected.

VIP Units

The value of the portion of your Contract allocated to the Variable Options will go up or down based upon the investment performance of the Variable Option(s) you choose. The value of your Contract will also depend on the expenses of the Contract. In order to keep track of the value of your Contract prior to the Annuity Calculation Date, we use a measurement called a VIP Unit (which is like a share of a mutual fund). On and after the Annuity Calculation Date, we call it an Annuity Unit.

Every business day we determine the value of a VIP Unit for each Variable Option by:

     1. determining the total amount of money invested in the particular Variable Option;

     2. subtracting from that amount any insurance charges and any other charges such as taxes we have deducted; and

     3. dividing this amount by the number of outstanding VIP Units.

The value of a VIP Unit may go up or down from day to day.

When you make the Purchase Payment, we credit your Contract with VIP Units. The number of VIP Units we credit your Contract with is determined by dividing the amount of the Purchase Payment allocated to a Variable Option by the value of the corresponding VIP Unit.

We calculate the value of each VIP Unit after the New York Stock Exchange closes each day and then credit your Contract.

Example:

On Monday we receive your Purchase Payment of $35,000. You have told us you want this to go to the Growth and Income Fund. When the New York Stock Exchange closes on that Tuesday, we determine that the value of a VIP Unit based on an investment in the Growth and Income Fund is $12.50. We then divide $35,000 by $12.50 and credit your Contract on Tuesday night with 2800 VIP Units.

4. INVESTMENT OPTIONS

The Contract offers Variable Options, which invest in Class 1 shares of 18 Portfolios of Franklin Valuemark Funds. The Contract also offers a Fixed Payment Option of Allianz Life. Additional Portfolios may be available in the future.

YOU SHOULD READ THE FRANKLIN VALUEMARK FUNDS PROSPECTUS (WHICH IS ATTACHED TO THIS PROSPECTUS) CAREFULLY BEFORE INVESTING.

Franklin Valuemark Funds (Trust) is the mutual fund underlying your Contract. Each Portfolio has its own investment objective. The Trust issues two classes of shares which are described in the attached Trust prospectus. Only Class 1 shares are available with your Contract. Investment managers for each Portfolio are listed in the table below and are as follows: Franklin Advisers, Inc.(FA), Franklin Advisory Services, Inc. (FAS), Franklin Mutual Advisers, Inc. (FMA), Templeton Asset Management Ltd. (TAM), Templeton Global Advisors Limited (TGA), and Templeton Investment Counsel, Inc. (TIC). Certain managers have retained one or more affiliated subadvisers to help them manage the Portfolios.

The following is a list of the Portfolios available under the Contract:

                                                      Investment
Available Portfolios                                   Managers
--------------------------------------------------------------------------------

Portfolio Seeking Stability of Principal and Income

Money Market Fund ..................................     FA


Portfolio Seeking Current Income

High Income Fund  ..................................     FA


Portfolios Seeking Growth and Income

Global Utilities Securities Fund....................     FA
Growth and Income Fund .............................     FA
Income Securities Fund .............................     FA
Mutual Shares Securities Fund ......................     FMA
Real Estate Securities Fund ........................     FA
Rising Dividends Fund ..............................     FAS
Templeton Global Asset Allocation Fund .............     TGA
Value Securities Fund ..............................     FAS


Portfolios Seeking Capital Growth

Capital Growth Fund ................................     FA
Mutual Discovery Securities Fund ...................     FMA
Small Cap Fund .....................................     FA
Templeton Developing Markets
 Equity Fund .......................................     TAM
Templeton Global Growth Fund .......................     TGA
Templeton International Equity Fund ................     FA
Templeton International Smaller
 Companies Fund ....................................     TIC
Templeton Pacific Growth Fund ......................     FA

Franklin Valuemark Funds serves as the underlying mutual fund for variable life insurance policies offered by Allianz Life and other variable annuity contracts offered by Allianz Life and its affiliates. Franklin Valuemark Funds believes that offering its shares in this manner will not be disadvantageous to you.

Transfers

You can transfer money among the 18 Variable Options. You cannot make transfers from the Fixed Payment Option to the Variable Options.

We currently allow you to make as many transfers as you want each year. We may limit this in the future. However, you will always be allowed at least 6 transfers each year. This product is not designed for professional market timing organizations or other persons using programmed, large, or frequent transfers. Such activity may be disruptive to a Portfolio. We may reject any specific Purchase Payment allocation or transfer request from any person, if in the Portfolio managers' judgment, a Portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or if the Portfolio would be potentially adversely affected.

The following applies to any transfer:

         1. You cannot make transfers during the free look period.

         2. Your request for a transfer must clearly state which Variable Options or the Fixed Payment Option are involved in the transfer.

         3. Your request for a transfer must clearly state how much the transfer is for.

         4. You cannot make a transfer if it would cause any Variable Option or the Fixed Payment Option to provide less than 10% of the benefits under your Contract.

         5. You can make at least one allocation to the Fixed Payment Option. Both your initial allocation to the Fixed Payment Option and each transfer to the Fixed Payment Option will be treated as an allocation.

Telephone Transfers

You can make transfers by telephone. We may allow you to authorize someone else to make transfers by telephone on your behalf. If you own the Contract with a Joint Owner, we will accept instructions from either one of you unless you instruct us otherwise. We will use reasonable procedures to confirm that instructions given to us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We tape record all telephone instructions.

Voting Privileges

We are the legal owner of the Trust's Class 1 Portfolio shares. However, when a Portfolio solicits proxies in conjunction with a shareholder vote which affects your investment, we will obtain from you and other Contract Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. If we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

Substitution

Allianz Life may substitute one of the Variable Options you have selected with another Variable Option. We will not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intention to do this.

5. EXPENSES

There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are:

Insurance Charges

Each day, we make a deduction for insurance charges. We do this as part of our calculation of the value of the VIP Units and the Annuity Units. The insurance charge has two parts: 1) the mortality and expense risk charge and 2) the administrative charge.

- Mortality and Expense Risk Charge. During the Accumulation Phase, this charge is equal, on an annual basis, to 1.25% of the average daily value of the Contract invested in a Variable Option, after the deduction of expenses.
This charge compensates us for all the insurance benefits provided by your Contract (for example, the guarantee of annuity rates, certain expenses related to the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract).

- Administrative Charge. This charge is equal, on an annual basis, to .15% of the average daily value of the Contract invested in a Variable Option after the deduction of expenses. This charge is for all the expenses associated with the administration of the Contract. Some of these expenses include: preparation of the Contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.

Commutation Fee

Under certain circumstances, you can liquidate (withdraw) all or part of a variable option of the Contract. When you make a liquidation, the amount you receive will be reduced by the commutation fee. The commutation fee is a percentage of the amount withdrawn. The commutation fee is equal to:


                             Contract Year         Charge
                            -------------          ------
                                  1                 5%
                                  2                 5%
                                  3                 4%
                                  4                 3%
                                  5                 2%
                            6 (& thereafter)        1%


If you have chosen Annuity Option 6 and you bought your Contract before May 1, 1998, the commutation fee is 1% of the amount liquidated in Contract year 1.

Premium Taxes

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes. We will make a deduction from the value of the Contract for them. Some of these taxes are due when the Contract is issued, others are due when Annuity Payments begin. Premium taxes generally range from 0% to 3.5% of the Purchase Payment, depending on the state. For information regarding premium taxes in your state, contact your agent or our VIP Service Center.

Income Taxes

We reserve the right to deduct from the Contract any income taxes which it may incur because of the Contract. Currently, we are not making any such deductions.

Portfolio Expenses

There are deductions from the assets of the various Portfolios for operating expenses (including management fees), which are described above in the Fee Table and in the attached prospectus for Franklin Valuemark Funds.

6. TAXES

NOTE: Allianz Life has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. Allianz Life has included in the Statement of Additional Information an additional discussion regarding taxes.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs and for providing a series of periodic payments for life or a fixed number of years. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as Tax-Deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of Contract --Qualified or Non-Qualified (see following sections).

You, as the Owner, will not be taxed on increases in the value of your Contract until a distribution occurs -either as a surrender or as Annuity Payments. When you make a surrender you are taxed on the amount of the surrender that is earnings. For Annuity Payments, different rules apply. A portion of each Annuity Payment is treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the Annuity Payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which the Annuity Payments are expected to be made. Annuity Payments received after you have received all of your Purchase Payment are fully includible in income.

QUALIFIED AND NON-QUALIFIED CONTRACTS

If you purchase the Contract as an individual and not as an individual retirement annuity, your Contract is referred to as a Non-Qualified Contract.

If you purchase the Contract as an individual retirement annuity, your Contract is referred to as a Qualified Contract.

LIQUIDATIONS -- NON-QUALIFIED CONTRACTS

If the value of your Contract exceeds your Purchase Payment, any withdrawals will be included in taxable income to the extent of earnings in your Contract. The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some distributions will be exempt from the penalty. They include any amounts:

(1) paid on or after you reach age 59 1/2;
(2) paid after you die;
(3) paid if you become  totally  disabled (as that term is defined in the Code);
(4) paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
(5) paid as annuity payments under an immediate annuity; or
(6) which come from purchase payments made prior to August 14, 1982.

The Code does not specifically address withdrawals (liquidations) from immediate annuity contracts. A Private Letter Ruling issued by the Internal Revenue
Service concludes that the ability to make withdrawals does not prevent a contract from qualifying as an immediate annuity. However, the Ruling does not address the issue of whether a withdrawal would affect the tax treatment of the annuity payments made before and after the withdrawal under of the requirement that all immediate annuity payment must be substantially equal. The loss of favorable tax treatment would mean that the income portion of each annuity payment received prior to your attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applies. While Allianz Life currently believes that such withdrawals will not adversely affect the favorable tax treatment of annuity payments received before or after a withdrawal and Allianz Life intends to perform its tax reporting functions accordingly, there can be no assurance that the Internal Revenue Service will not take a contrary position. You should obtain competent tax advice prior to making a partial or total liquidation.

LIQUIDATIONS -- QUALIFIED CONTRACTS

If you make a withdrawal under an IRA Contract, a portion of the amount is taxable, generally based on the ratio of your cost basis to the total accrued benefit under the contract. Often in the case of IRA's, there is not cost basis resulting in the full amount of the withdrawal to be included in taxable income. The Code imposes a 10% penalty tax on the taxable portion of any distributions from qualified retirement plans, including IRA Contracts. The penalty tax will not apply to the following distributions:
(a) distributions made on or after the date you reach age 59 1/2;
(b) distributions following your death or disability (for this purpose disability is as defined in Section 72(m)(7) of the Code);
(c) distributions that are part of a series of substantially equal periodic payments made at least yearly for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary;
(d)distributions made to you to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 for amounts paid during the taxable year for medical care;
(e) distributions for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);
(f) distributions made to you to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the taxable year; and
(g) distributions which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code).

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first annuity payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used. A partial liquidation may result in the modification of the series of annuity payments made after such liquidation and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above. You should obtain competent tax advice before you make any liquidations from an IRA Contract. Any amounts distributed will only be paid to you, your Annuitant or your Beneficiary. Allianz Life will not transfer or pay such amounts to another IRA or tax qualified plan.


DIVERSIFICATION

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Allianz Life believes that the Portfolios of Franklin Valuemark Funds are being managed so as to comply with the requirements. Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Allianz Life would be considered the owner of the shares of the Portfolios. If this occurs, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent Contract Owners are permitted to select Portfolios, to make transfers among the Portfolios or the number and type of Portfolios Contract Owners may select from. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the Owner of the Contract, could be treated as the owner of the Portfolios. Due to the uncertainty in this area, Allianz Life reserves the right to modify the Contracts in an attempt to maintain favorable tax treatment.

7. ACCESS TO YOUR MONEY

If you have chosen Annuity Options 2, 4 or 6 you may make liquidations (withdrawals) from your Contract under the certain circumstances described below.

- Annuity Options 2 and 4: If you have selected Annuity Option 2 or 4 and a portion of your payments come from the Variable Options, you may make partial liquidations (withdrawals) from your Contract. You can only make liquidations after the first Contract year. During the lifetime of the Annuitant(s) and while the number of Annuity Payments made is less than the guaranteed number of payments elected under the Annuity Option, you can request a liquidation once each year. You can liquidate a portion of the Total Liquidation Value.(Total Liquidation Value is referred to as ATotal Withdrawal Value@ in your Contract and endorsement.) The Total Liquidation Value is equal to the present value of the remaining guaranteed Annuity Payments (allocated to the Variable Options) to the end of the period certain commuted at the AIR, less a commutation fee. The total amount you can liquidate is guaranteed to not be less than 25% of the Total Liquidation Value. Currently, you may liquidate up to 75% of the Total Liquidation Value. Allianz Life may change this amount in the future. The minimum amount you can liquidate is the lesser of $2,500 or the remaining portion of the Total Liquidation Value available to be liquidated. Partial liquidations may not be available in your state.

         After a partial liquidation, the subsequent monthly Annuity Payment during the guaranteed period certain will be reduced by the percentage of the Total Liquidation Value liquidated, including the commutation fee.

- Annuity Option 6: If you have selected Annuity Option 6, you can currently make one liquidation each year. You may liquidate the Total Liquidation Value of your Contract. The Total Liquidation Value is equal to the present value of the remaining Annuity Payments to the end of the period certain commuted at the AIR less a commutation fee. The amount of the commutation depends on whether you bought your Contract before May 1, 1998. Allianz Life may restrict the amount of a partial liquidation to a minimum of $2,500. We may require a complete liquidation of your Contract if the remaining Total Liquidation Value after you request a partial liquidation would be less than $35,000. Allianz Life will require you to return your Contract before we pay the entire commuted value.

We will process partial liquidations on the next Annuity Calculation Date after your written request for a liquidation.

INCOME  TAXES,  TAX  PENALTIES  AND  CERTAIN   RESTRICTIONS  MAY  APPLY  TO  ANY
LIQUIDATION YOU MAKE.

Suspension of Payments or Transfers

We may be required to suspend or postpone payments for liquidations or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2. trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of the Portfolio shares is not reasonably practicable or we cannot reasonably value the Portfolio shares;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners.

8. PERFORMANCE

We periodically advertise performance. We will calculate performance by determining the percentage change in the value of a VIP Unit by dividing the increase (decrease) for that unit by the value of the VIP Unit at the beginning of the period. This performance number reflects the deduction of the insurance charges. We may also advertise cumulative total return information. Cumulative total return is determined the same way except that the results are not annualized. Performance information for the underlying Portfolios may also be advertised - see the Franklin Valuemark Funds prospectus for more information.

We may in the future also advertise yield information. If we do, we will provide
you  with  information   regarding  how  yield  is  calculated.   More  detailed
information regarding how performance is calculated is found in the SAI.

We base any performance advertised on historical data. This performance does not guarantee future results of the Portfolios.

9. DEATH BENEFIT

IF YOU DIE BEFORE THE INCOME DATE AND THERE IS NO JOINT ANNUITANT, WE WILL TREAT YOUR CONTRACT AS IF WE HAD NEVER ISSUED IT. WE WILL RETURN THE PURCHASE PAYMENT TO YOUR ESTATE.

If you have chosen either Annuity Option 3, 4 or 6 with a Joint Annuitant and either you or the Joint Annuitant dies before the Income Date, the Annuity Option will be changed to Option 2 with 10 years of payments guaranteed. If the survivor's life expectancy is less than 10 years, the period of guaranteed payments will be 5 years instead.

If you or the Joint Annuitant dies on or after the Income Date, the death benefit, if any, will be paid under the Annuity Option selected. We will require proof of death. We may delay paying the death benefit until we receive any tax consents and/or forms from a state.

10. OTHER INFORMATION

Allianz Life

Allianz Life Insurance Company of North America (Allianz Life), 1750 Hennepin Avenue, Minneapolis, Minnesota 55403, was organized under the laws of the state of Minnesota in 1896. Allianz Life offers fixed and variable life insurance and annuities and group life, accident and health insurance. Allianz Life is licensed to do business in 49 states and the District of Columbia. Allianz Life is a wholly-owned subsidiary of Allianz Versicherungs-AG Holding.

Year 2000

Allianz Life has initiated programs to ensure that all of the computer systems utilized to provide services and administer policies will function properly in the year 2000. An assessment of the total expected costs specifically related to the year 2000 conversion has been completed. These costs are expensed as incurred and total costs are not expected to have a significant effect on Allianz Life's financial position or results of operations. Allianz Life believes it is taking steps that are reasonably designed to address the potential failure of computer systems used by its service providers and to ensure its year 2000 program is completed on a timely basis. There can be no assurance, however, that the steps taken by Allianz Li fe will be adequate to avoid any adverse impact.

The Separate Account

Allianz Life established a separate account named Allianz Life Variable Account B (Separate Account). The Separate Account holds the assets that underlie the Contracts (except assets allocated to the Fixed Payment Option). The Board of Directors of Allianz Life adopted a resolution to establish the Separate Account under Minnesota insurance law on May 31, 1985. Allianz Life has registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into Variable Options (also known as sub-accounts). Each Variable Option invests in one class of shares of a Portfolio.

The assets of the Separate Account are held in Allianz Life's name on behalf of the Separate Account and legally belong to Allianz Life. However, those assets that underlie the variable Contracts are not chargeable with liabilities arising out of any other business Allianz Life may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other contracts Allianz Life may issue.

Distribution

NALAC Financial Plans, LLC (NFP), 1750 Hennepin Avenue, Minneapolis, MN 55403, acts as the distributor of the Contracts. NFP is a wholly-owned subsidiary of Allianz Life. NFP has subcontracted with Franklin Advisers, Inc. ("Advisers") for it and/or certain of its affiliates to provide certain marketing support services. NFP compensates these entities for their services.

Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers will be paid commissions at the time of purchase up to 4.0% of the Purchase Payment. Broker-dealers are also paid a trail commission of up to 40 basis points on the portion of Purchase Payment reserve invested in the Portfolios. We (by agreement with the broker-dealer) pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission (which when combined could be more than 4% of the Purchase Payment). In addition, Allianz Life and Advisers and/or its affiliates may pay certain sellers for other services not directly related to the sale of the Contracts (such as special marketing support allowances).

Administration

We have hired Templeton Funds Annuity Company (in California, doing business as "Templeton Funds Life & Annuity Insurance Company") (VIP Service Center) to perform certain administrative services regarding the Contracts. The administrative services include issuance of the Contracts and maintenance of Contract Owner's records. Templeton Funds Annuity Company has entered into a reinsurance agreement with us regarding certain risks under the Contracts.

Financial Statements

The consolidated financial statements of Allianz Life and the Separate Account have been included in the Statement of Additional Information.


APPENDIX A

CONDENSED FINANCIAL INFORMATION

The consolidated  financial  statements of Allianz Life Insurance Company of North America and the financial statements of Allianz
Life Variable Account B may be found in the SAI.

The table below gives per VIP Unit information about the financial history of each Contract Sub-Account from the inception of each to December 31, 1998.+

This information should be read in conjunction with the financial statements and related notes to the Variable Account included in the SAI.

(NUMBER OF UNITS IN THOUSANDS)

                                             GLOBAL                                        MUTUAL     MUTUAL     REAL
                                    CAPITAL UTILITIES  GROWTH &   HIGH    INCOME   MONEY  DISCOVERY  SHARES     ESTATE     RISING
CONTRACT SUB-ACCOUNTS:              GROWTH  SECURITIES  INCOME   INCOME SECURITIES MARKET SECURITIES SECURITIES SECURITIES DIVIDENDS
------------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED DEC. 31, 1998
Unit value at beginning of period..
Unit value at end of period .......
Number of units outstanding
 at end of period..................
YEAR ENDED DEC. 31, 1997
Unit value at beginning of period.. $11.254  $20.654    $19.490          $21.708   $13.359  $10.180  $10.330    $23.668    $15.303
Unit value at end of period ....... $13.130  $25.818    $24.551          $25.065   $13.865  $11.983  $11.993    $28.169    $20.074
Number of units outstanding
 at end of period .................   5,673   39,623     46,962           49,812    20,982    9,940   18,744     13,445     33,250
YEAR ENDED DEC. 31, 1996
Unit value at beginning of period.. $10.000* $19.565    $17.310          $19.785   $12.883  $10.000* $10.000*   $18.073    $12.498
Unit value at end of period ....... $11.254  $20.654    $19.490          $21.708   $13.359  $10.180  $10.330    $23.668    $15.303
Number of units outstanding
 at end of period .................   3,722   53,086     50,027           57,504    28,060    1,471    2,613     12,757     35,569
YEAR ENDED DEC. 31, 1995
Unit value at beginning of period..      NA  $15.104    $13.215          $16.392   $12.354       NA       NA    $15.594     $9.769
Unit value at end of period .......      NA  $19.565    $17.310          $19.785   $12.883       NA       NA    $18.073    $12.498
Number of units outstanding
 at end of period .................      NA   66,669     46,893           59,309    31,040       NA       NA     10,998     33,789
YEAR ENDED DEC. 31, 1994
Unit value at beginning of period..      NA  $17.319    $13.677          $17.734   $12.066       NA       NA    $15.369    $10.327
Unit value at end of period .......      NA  $15.104    $13.215          $16.392   $12.354       NA       NA    $15.594     $9.769
Number of units outstanding
 at end of period .................      NA   70,082     35,695           56,569    39,437       NA       NA     11,645     28,778
YEAR ENDED DEC. 31, 1993
Unit value at beginning of period..      NA  $15.889    $12.574          $15.163   $11.932       NA       NA    $13.095    $10.848
Unit value at end of period .......      NA  $17.319    $13.677          $17.734   $12.066       NA       NA    $15.369    $10.327
Number of units outstanding
 at end of period .................      NA   84,217     24,719           38,967    10,247       NA       NA      5,589     26,256
YEAR ENDED DEC. 31, 1992
Unit value at beginning of period..      NA  $14.821    $11.949          $13.580   $11.742       NA       NA    $11.848    $10.000*
Unit value at end of period .......      NA  $15.889    $12.574          $15.163   $11.932       NA       NA    $13.095    $10.848
Number of units outstanding
 at end of period .................      NA   39,387     17,144           11,397     6,951       NA       NA      1,052      8,388
YEAR ENDED DEC. 31, 1991
Unit value at beginning of period..      NA  $12.062    $ 9.803           $9.842   $11.288       NA       NA    $ 9.000         NA
Unit value at end of period .......      NA  $14.821    $11.949          $13.580   $11.742       NA       NA    $11.848         NA
Number of units outstanding
 at end of period .................      NA   16,188      9,671    4,472      5,682       NA       NA        394         NA
YEAR ENDED DEC. 31, 1990
Unit value at beginning of period..      NA  $12.010    $10.180  $10.783    $10.637       NA       NA    $10.368         NA
Unit value at end of period .......      NA  $12.062     $9.803   $9.842    $11.288       NA       NA    $ 9.000         NA
Number of units outstanding
 at end of period .................      NA    6,300      5,356    3,011      5,768       NA       NA        200         NA
PERIOD FROM INCEPTION**
 TO DEC. 31, 1989
Unit value at beginning of period..      NA  $10.000    $10.000  $10.000    $10.000       NA       NA    $10.000         NA
Unit value at end of period .......      NA  $12.010    $10.180  $10.783    $10.637       NA       NA    $10.368         NA
Number of units outstanding
 at end of period .................      NA    1,173      1,662    1,508      1,199       NA       NA         57         NA


(NUMBER OF UNITS IN THOUSANDS)
                                               TEMPLETON      TEMPLETON  TEMPLETON   TEMPLETON     TEMPLETON   TEMPLETON
                                       SMALL   DEVELOPING   GLOBAL ASSET  GLOBAL   INTERNATIONAL INTERNATIONAL  PACIFIC   VALUE
CONTRACT SUB-ACCOUNTS:                  CAP  MARKETS EQUITY  ALLOCATION   GROWTH       EQUITY      SMALLER COS  GROWTH  SECURITIES
----------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED DEC. 31, 1998
Unit value at beginning of period..
Unit value at end of period .......
Number of units outstanding
 at end of period.................
YEAR ENDED DEC. 31, 1997
Unit value at beginning of period ...... $12.913   $11.487     $12.514     $13.560   $16.081      $11.145      $14.932        NA
Unit value at end of period ............ $14.952   $10.340     $13.786     $15.176   $17.711      $10.825      $ 9.431        NA
Number of units outstanding
 at end of period ......................  16,924    23,007       5,229      41,432    58,179        1,998       15,833        NA
YEAR ENDED DEC. 31, 1996
Unit value at beginning of period ...... $10.146   $ 9.582     $10.591     $11.339   $13.263      $10.000**    $13.630        NA
Unit value at end of period ............ $12.913   $11.487     $12.514     $13.560   $16.081      $11.145      $14.932        NA
Number of units outstanding
 at end of period ......................  12,784    22,423       4,104      40,327    64,375        1,388       22,061        NA
YEAR ENDED DEC. 31, 1995
Unit value at beginning of period ...... $10.000*  $ 9.454     $10.000*    $10.201   $12.161           NA      $12.802        NA
Unit value at end of period ............ $10.146   $ 9.582     $10.591     $11.339   $13.263           NA      $13.630        NA
Number of units outstanding
 at end of period ......................   1,302    15,618       1,338      28,309    59,883           NA       22,483        NA
YEAR ENDED DEC. 31, 1994
Unit value at beginning of period ......      NA   $10.000*         NA     $10.000*  $12.226           NA      $14.233        NA
Unit value at end of period ............      NA   $ 9.454          NA     $10.201   $12.161           NA      $12.802        NA
Number of units outstanding
 at end of period ......................      NA     9,774          NA      14,637    60,464           NA       27,231        NA
YEAR ENDED DEC. 31, 1993
Unit value at beginning of period ......      NA        NA          NA          NA   $ 9.642           NA      $ 9.761        NA
Unit value at end of period ............      NA        NA          NA          NA   $12.226           NA      $14.233        NA
Number of units outstanding
 at end of period ......................      NA        NA          NA          NA    24,026           NA       14,240        NA
YEAR ENDED DEC. 31, 1992
Unit value at beginning of period ......      NA        NA          NA          NA   $10.000*          NA      $10.000*       NA
Unit value at end of period ............      NA        NA          NA          NA   $ 9.642           NA      $ 9.761        NA
Number of units outstanding
 at end of period ......................      NA        NA          NA          NA     1,329           NA          534        NA
YEAR ENDED DEC. 31, 1991
Unit value at beginning of period ......      NA        NA          NA          NA        NA           NA           NA        NA
Unit value at end of period ............      NA        NA          NA          NA        NA           NA           NA        NA
Number of units outstanding
 at end of period ......................      NA        NA          NA          NA        NA           NA           NA        NA
YEAR ENDED DEC. 31, 1990
Unit value at beginning of period ......      NA        NA          NA          NA        NA           NA           NA        NA
Unit value at end of period ............      NA        NA          NA          NA        NA           NA           NA        NA
Number of units outstanding
 at end of period ......................      NA        NA          NA          NA        NA           NA           NA        NA
PERIOD FROM INCEPTION*
TO DEC. 31, 1989
Unit value at beginning of period ......      NA        NA          NA          NA        NA           NA           NA        NA
Unit value at end of period ............      NA        NA          NA          NA        NA           NA           NA        NA
Number of units outstanding
 at end of period ......................      NA        NA          NA          NA        NA           NA           NA        NA

*Unit Value at inception was $10.00.

The VIP Unit Value at  inception  was  $10.00 for each  Contract  Sub-Account.  Inception  was  1/24/89  for the Global  Utilities
Securities, Growth and Income, High Income, Income Securities, Money Market, and Real Estate Securities Sub-Accounts;  1/27/92 for
the Rising  Dividends,  Templeton  International  Equity,  and Templeton  Pacific Growth  Sub-Accounts;  3/15/94 for the Templeton
Developing Markets Equity, and Templeton Global Growth Sub-Accounts; 5/1/95 for the Templeton Global Asset Allocation Sub-Account;
11/1/95 for the Small Cap Sub-Account;  5/1/96 for the Capital Growth, and Templeton International Smaller Companies Sub-Accounts;
11/8/96 for the Mutual  Discovery  Securities,  and Mutual Shares  Securities  Sub-Accounts;  and 5/1/98 for the Value  Securities
Sub-Account.

APPENDIX B
--------------------------------------------------------------------------------

ILLUSTRATION OF ANNUITY INCOME

We have prepared the following tables to show you how investment performance affects variable annuity income over time. The variable annuity income amounts reflect three different assumptions for a constant investment return before all expenses: 0%, 6% and 12%. These are hypothetical rates of return. Allianz Life does not guarantee that the Contract will earn these returns for any one year or any sustained period of time. The tables are for illustrative purposes only. They do not represent past or future investment returns.

Your variable annuity income may be more or less than the income shown if the actual returns of the Portfolios you select are different than those shown below. Since it is very likely that investment returns will fluctuate over time, the amount of variable annuity income you will receive will also fluctuate. The total amount of annuity income you actually receive will depend on the cumulative investment returns of the Portfolios you choose, how long you live and the Annuity Option you choose.

Another factor which will affect the amount of variable annuity income you will receive is the Assumed Investment Return (AIR). Income will increase from one Income Date to the next if the annualized net rate of return during that time is greater than the AIR you choose. It will decrease if the annualized net rate of return is less than the AIR.

There are three illustrations. The first is based on a 3% AIR, the second is based on a 5% AIR, and the third is based on a 7% AIR. The 7% AIR may not be available in your state. (Check with your registered representative regarding availability).

The income amounts shown reflect the deduction of all fees and expenses. Actual Portfolio fees and expenses will vary from year to year and from Portfolio to Portfolio. Actual expenses may be higher or lower than the rate used in the illustrations. The illustrations assume that each Portfolio will incur expenses at an annual rate of _____% of the average daily net assets of the Portfolio. This is the average in 1998, weighted by Portfolio net assets as of 12/31/98. The insurance charges are calculated at an annual rate of 1.40% of the average daily net assets of the Separate Account. After taking these expenses and charges into consideration, the illustrated gross investment returns of 0%, 6% and 12% are approximately equal to net rates (which means after expenses have been deducted) of ____%, ____% and ____%, respectively.



                       VALUEMARK INCOME PLUS ILLUSTRATION

ANNUITANT:              John Doe                ANNUITY PURCHASE AMOUNT:      $100,000
DATE OF BIRTH:          1/1/29                  EFFECTIVE DATE:               12/1/98
ANNUITY INCOME OPTION:  Single Life Annuity     FIRST ANNUITY INCOME DATE:    1/1/99
PREMIUM TAX:            0%                      FREQUENCY OF ANNUITY INCOME:  Monthly
                                                ASSUMED INVESTMENT RETURN:    3%

The amount of  monthly  variable  annuity  income  shown in the table  below and the graph that follows assumes a constant annual investment return. The amount of variable annuity income that you actually receive will depend on the investment  performance of the Portfolio(s) you choose.
The variable  annuity  income can go up or down. No minimum  dollar amount of variable  annuity income is guaranteed.  The amounts shown are based on a 3% AIR.  Income will remain constant at
$625 per month when the net rate of return after expenses is 3% (annually).

                                    MONTHLY ANNUITY PAYMENTS
                              Annual rate of return before expenses:       0%      6%      12%
Annuity Income Date     Age   Annual rate of return after expenses:    -_.__%   _.__%    _.__%
--------------------   ----   --------------------------------------   -------  ------  -------
January 1, 1999         70                                               $___    $___   $  ___
January 1, 2000         71                                                ___     ___      ___
January 1, 2001         72                                                ___     ___      ___
January 1, 2002         73                                                ___     ___      ___
January 1, 2003         74                                                ___     ___      ___
January 1, 2008         79                                                ___     ___    _,___
January 1, 2013         84                                                ___     ___    _,___
January 1, 2018         89                                                ___     ___    _,___
January 1, 2023         94                                                ___     ___    _,___


The  investment  rates of return shown are  hypothetical  only. You should not consider them to represent  past or future  investment  performance.  Actual rates of return may be more or less than those shown and will depend on a number of factors.


                              VALUEMARK INCOME PLUS ILLUSTRATION

ANNUITANT:              John Doe                   ANNUITY PURCHASE AMOUNT:      $100,000
DATE OF BIRTH:          1/1/29                     EFFECTIVE DATE:               12/1/98
ANNUITY INCOME OPTION:  Single Life Annuity        FIRST ANNUITY INCOME DATE:    1/1/99
PREMIUM TAX:            0%                         FREQUENCY OF ANNUITY INCOME:  Monthly
                                                   ASSUMED INVESTMENT RETURN:    5%

The amount of  monthly  variable  annuity  income  shown in the table  below and the graph that follows assumes a constant annual investment return. The amount of variable annuity income that you actually receive will depend on the investment  performance of the Portfolio(s) you choose.
The variable  annuity  income can go up or down. No minimum  dollar amount of variable  annuity income is guaranteed.  The amounts shown are based on a 5% AIR.  Income will remain constant at
$742 per month when the net rate of return after expenses is 5% (annually).

                                    MONTHLY ANNUITY PAYMENTS
                             Annual rate of return before expenses:       0%       6%       12%
Annuity Income Date    Age   Annual rate of return after expenses:    -_.__%    _.__%     _.__%
--------------------  ----   --------------------------------------  -------   ------    ------
January 1, 1999        70                                               $___     $___    $  ___
January 1, 2000        71                                                ___      ___       ___
January 1, 2001        72                                                ___      ___       ___
January 1, 2002        73                                                ___      ___       ___
January 1, 2003        74                                                ___      ___       ___
January 1, 2008        79                                                ___      ___     _,___
January 1, 2013        84                                                ___      ___     _,___
January 1, 2018        89                                                ___      ___     _,___
January1,  2023        94                                                ___      ___     _,___

The  investment  rates of return shown are  hypothetical  only. You should not consider them to represent  past or future  investment  performance.  Actual rates of return may be more or less than those shown and will depend on a number of factors.

                       VALUEMARK INCOME PLUS ILLUSTRATION


ANNUITANT:              John Doe               ANNUITY PURCHASE AMOUNT:      $100,000
DATE OF BIRTH:          1/1/29                 EFFECTIVE DATE:               12/1/98
ANNUITY INCOME OPTION:  Single Life Annuity    FIRST ANNUITY INCOME DATE:    1/1/99
PREMIUM TAX:            0%                     FREQUENCY OF ANNUITY INCOME:  Monthly
                                               ASSUMED INVESTMENT RETURN:    7%

The amount of  monthly  variable  annuity  income  shown in the table  below and the graph that follows assumes a constant annual investment return. The amount of variable annuity income that you actually receive will depend on the investment  performance of the Portfolio(s) you choose.
The variable  annuity  income can go up or down. No minimum  dollar amount of variable  annuity income is guaranteed.  The amounts shown are based on a 7% AIR.  Income will remain constant at
$861 per month when the net rate of return after expenses is 7% (annually).

                                    MONTHLY ANNUITY PAYMENTS
                             Annual rate of return before expenses:      0%        6%       12%
Annuity Income Date    Age   Annual rate of return after expenses:   -_.__%     _.__%     _.__%
--------------------  ----   --------------------------------------  -------    ------   -------
January 1, 1999        70                                              $___      $___    $  ___
January 1, 2000        71                                               ___       ___       ___
January 1, 2001        72                                               ___       ___       ___
January 1, 2002        73                                               ___       ___       ___
January 1, 2003        74                                               ___       ___       ___
January 1, 2008        79                                               ___       ___     _,___
January 1, 2013        84                                               ___       ___     _,___
January 1, 2018        89                                               ___       ___     _,___
January 1, 2023        94                                               ___       ___     _,___


The  investment  rates of return shown are  hypothetical  only. You should not consider them to represent  past or future  investment  performance.  Actual rates of return may be more or less than those shown and will depend on a number of factors.




          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Insurance Company.................................
Experts ..........................................
Legal Opinions ...................................
Distributor ......................................
Calculation of Performance Data ..................
Federal Tax Status ...............................
Annuity Provisions................................
Mortality and Expense Risk Guarantee .............
Financial Statements .............................

                       STATEMENT OF ADDITIONAL INFORMATION


                              INDIVIDUAL IMMEDIATE
                           VARIABLE ANNUITY CONTRACTS
                                    issued by
                         ALLIANZ LIFE VARIABLE ACCOUNT B
                                       and
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                   MAY 1, 1999



THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INDIVIDUAL IMMEDIATE VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS, CALL OR WRITE THE COMPANY AT: 1750 Hennepin Avenue, Minneapolis, MN 55403-2195, (800) 542-5427.


THIS STATEMENT OF ADDITIONAL INFORMATION AND THE PROSPECTUS ARE DATED MAY 1, 1999, AND AS MAY BE AMENDED FROM TIME TO TIME.







TABLE OF CONTENTS

CONTENTS                                           PAGE
Company..........................................
Experts..........................................
Legal Opinions...................................
Distributor......................................
Calculation of Performance Data..................
 Total Return....................................
 Yield...........................................
 Performance Ranking.............................
 Performance Information.........................
 Annuity Income..................................
Federal Tax Status...............................
Annuity Provisions...............................
 Variable Annuity Payout.........................
 Fixed Annuity Payout............................
Financial Statements.............................



COMPANY

Information regarding Allianz Life Insurance Company of North America (the "Company") and its ownership is contained in the Prospectus. On April 1, 1993, the Company changed its name from North American Life and Casualty Company to its present name. The Company is rated A+ (Superior) by A.M. BEST, an independent analyst of the insurance industry. The financial strength of an insurance company may be relevant insofar as the ability of a company to make fixed annuity payments from its general account.


EXPERTS
--------------------------------------------------------------------------------

The financial statements of Allianz Life Variable Account B and the consolidated financial statements of the Company as of and for the year ended December 31, 1998, included in this Statement of Additional Information have been audited by ______________________, independent auditors, as indicated in their reports included in this Statement of Additional Information and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing.

LEGAL OPINIONS
--------------------------------------------------------------------------------

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.

DISTRIBUTOR
--------------------------------------------------------------------------------

NALAC  Financial  Plans,  LLC,  a  subsidiary  of  the  Company,   acts  as  the
distributor. The offering is on a continuous basis.

CALCULATION OF PERFORMANCE DATA

Total Return

From time to time,  the  Company  may  advertise  the  performance  data for the
Contract Sub-Accounts in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications. Such data will show the percentage change in the value of a VIP Unit based on the performance of a Contract Sub-Account over a stated period of time which is determined by dividing the increase (or decrease) in value for that unit by the VIP Unit Value at the beginning of the period.

Any such performance data will include total return figures for the one, five, and ten year (or since inception) time periods indicated. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Charge, a 0.15% Administrative Expense Charge and the operating expenses of the underlying Portfolios.

The hypothetical value of a Contract purchased for the time periods described will be determined by using the actual VIP Unit Values for an initial $1,000 purchase payment. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                  P(1+T)n = ERV

where:

P = a hypothetical initial payment of $1,000;

T = average annual total return;

n = number of years;

ERV = ending redeemable value of a hypothetical $1,000 purchase payment made at the beginning of the period at the end of the period.

The Company may also advertise cumulative and total return information over different periods of time. Cumulative total return is calculated in a similar manner as described above except that the results are not annualized.

Yield

The Money Market Sub-Account. The Company may advertise yield information for the Money Market Sub-Account. The Money Market Sub-Account's current yield may vary each day, depending upon, among other things, the average maturity of the underlying Portfolio's investment securities and changes in interest rates, operating expenses, the deduction of the Mortality and Expense Risk Charge, the Administrative Expense Charge and, in certain instances, the value of the underlying Portfolio's investment securities. The fact that the Contract Sub-Account's current yield will fluctuate and that the principal is not guaranteed should be taken into consideration when using the Contract Sub-Account's current yield as a basis for comparison with savings accounts or other fixed-yield investments. The yield at any particular time is not indicative of what the yield may be at any other time.

     The Money Market Sub-Account's current yield is computed on a base period return of a hypothetical Contract having a beginning balance of one VIP Unit for a particular period of time (generally seven days). The return is determined by dividing the net change (exclusive of any capital changes) in such VIP Unit by its beginning value, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends paid by the Portfolio, and the deduction of the Mortality and Expense Risk Charge and the Administrative Expense Charge.

The effective yield reflects the effects of compounding and represents an annualization of the current return with all dividends reinvested. (Effective yield = [(Base Period Return + 1)365/7]-1.)

For the seven-day period ending on 12/31/97, the Money Market Sub-Account had a current yield of 3.88% and an effective yield of 3.95%.

Other  Contract  Sub-Accounts.  The  Company  may  also  quote  yield  in  sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications for the other Contract Sub-Accounts. Each Contract Sub-Account (other than the Money Market Sub-Account) will publish standardized total return information with any quotation of current yield.


The yield computation is determined by dividing the net investment income per VIP Unit earned during the period (minus the deduction for the Mortality and Expense Risk Charge and Administrative Expense Charge) by the VIP Unit Value on the last day of the period and annualizing the resulting figure, according to the following formula:

                          Yield = 2 [((a-b) + 1)6 - 1]
                         ------------------------------
                                       cd
where:


a = net investment income earned during the period by the Portfolio attributable to shares owned by the Contract Sub-Account;

b = expenses accrued for the period (net of reimbursements);

c = the average daily number of VIP Units outstanding during the period;

d = the maximum offering price per VIP Unit on the last day of the period.


The above formula will be used in calculating quotations of yield, based on specified 30-day periods (or one month) identified in the sales literature, advertisement, or communication. The Company does not currently advertise yield information for any Contract Sub-Account (other than the Money Market Sub-Account).


Performance Ranking

The performance based on each or all of the Contract Sub-Accounts of the Variable Account may be compared in its advertising and sales literature to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or series of mutual funds with investment objectives similar to each of the Contract Sub-Accounts of the Variable Account or indices. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research and Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

Lipper's rankings include variable life issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which portfolios provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger and Morningstar.

Performance Information

Total returns reflect all aspects of a Contract Sub-Account's return, including the automatic reinvestment by Allianz Life Variable Account B of all distributions and any change in a Contract Sub-Account's value over the period. The performance of the Contract Sub-Accounts reflects results achieved prior to the date the Contracts first invested in the Contract Sub-Accounts.

The returns reflect the deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the operating expenses of each Portfolio. Past performance does not guarantee future results.


STANDARDIZED TOTAL RETURN
Average Annual Total Return for the periods ended December 31, 1998

                                                                          Inception       One       Five        Since
Contract Sub-Account                                                         Date         Year      Years     Inception
- ------------------------------------------------------------------------------------------------------------------------
Capital Growth ........................................................    _______        _____%     _____%     _____%
Global Utilities Securities  ..........................................    _______        _____%     _____%     _____%
Growth and Income .....................................................    _______        _____%     _____%     _____%
High Income............................................................    _______        _____%     _____%     _____%
Income Securities .....................................................    _______        _____%     _____%     _____%
Money Market ..........................................................    _______        _____%     _____%     _____%
Mutual Discovery Securities ...........................................    _______        _____%     _____%     _____%
Mutual Shares Securities ..............................................    _______        _____%     _____%     _____%
Real Estate Securities ................................................    _______        _____%     _____%     _____%
Rising Dividends ......................................................    _______        _____%     _____%     _____%
Small Cap .............................................................    _______        _____%     _____%     _____%
Templeton Developing Markets Equity ...................................    _______        _____%     _____%     _____%
Templeton Global Asset Allocation .....................................    _______        _____%     _____%     _____%
Templeton Global Growth ...............................................    _______        _____%     _____%     _____%
Templeton International Equity ........................................    _______        _____%     _____%     _____%
Templeton International Smaller Companies .............................    _______        _____%     _____%     _____%
Templeton Pacific Growth ..............................................    _______        _____%     _____%     _____%



NON-STANDARDIZED TOTAL RETURN
Total Return for the periods ended December 31, 1998

                                                    Annual Total Return          Cumulative Total Return
                                                   ______________________        ___________________________
                                      Inception           Three                     Three     Five      Since
Contract Sub-Account                    Date              Years                     Years     Years   Inception
- ---------------------------------------------------------------------------------------------------------------------------
Capital Growth .....................   _______           _____%                     _____%    _____%    _____%
Global Utilities Securities  .......   _______           _____%                     _____%    _____%    _____%
Growth and Income ..................   _______           _____%                     _____%    _____%    _____%
High Income.........................   _______           _____%                     _____%    _____%    _____%
Income Securities ..................   _______           _____%                     _____%    _____%    _____%
Money Market .......................   _______           _____%                     _____%    _____%    _____%
Mutual Discovery Securities ........   _______           _____%                     _____%    _____%    _____%
Mutual Shares Securities ...........   _______           _____%                     _____%    _____%    _____%
Real Estate Securities .............   _______           _____%                     _____%    _____%    _____%
Rising Dividends ...................   _______           _____%                     _____%    _____%    _____%
Small Cap ..........................   _______           _____%                     _____%    _____%    _____%
Templeton Developing
  Markets Equity ...................   _______           _____%                     _____%    _____%    _____%
Templeton Global
 Asset Allocation ..................   _______           _____%                     _____%    _____%    _____%
Templeton Global Growth............    _______           _____%                     _____%    _____%    _____%
Templeton International Equity......   _______           _____%                     _____%    _____%    _____%
Templeton International
 Smaller Companies .................   _______           _____%                     _____%    _____%    _____%
Templeton Pacific Growth ...........   _______           _____%                     _____%    _____%    _____%



The Company may also present performance information computed on a different basis.

Contract Owners should note that investment results will fluctuate over time, and any presentation of total return for any period should not be considered as a representation of what an investment may earn or what a Contract Owner's total return may be in any future period.

Annuity Income

Periodic annuity income amounts may be illustrated using the historical performance of the Contract Sub-Accounts, the Standard & Poor's 500 Composite Stock Price Index or other recognized investment benchmark portfolios. All illustrations will reflect the 1.25% annual Mortality and Expense Risk Charge and the 0.15% Administrative Expense Charge and actual or assumed Portfolio expenses.


FEDERAL TAX STATUS
--------------------------------------------------------------------------------


NOTE: The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described in this Prospectus may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. A Contract Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option elected.

For annuity payments, the portion of a payment includable in income equals the excess of the payment over the exclusion amount. The exclusion amount for payments based on a variable annuity option is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (determined by Treasury Regulations). The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund guarantee) bears to the expected return under the Contract. Payments received after the investment in the Contract has been recovered (i.e. the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion of an annuity payment is taxed at ordinary income rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Contract Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Variable Account is not a separate entity from the Company, and its operations form a part of the Company.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment portfolios underlying variable contracts such as the Contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all Portfolios of the Trust underlying the Contracts will be managed by the managers for the Trust in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Variable Account will cause the Contract Owner to be treated as the owner of the assets of the Variable Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the owner of the assets of the Variable Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the owner of the assets of the Variable Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

Section 72(e)(11) of the Code provides that multiple non-qualified annuity contracts which are issued within a calendar year period to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. The legislative history of Section 72(e)(11) indicates that it was not intended to apply to immediate annuities. However, the legislative history also states that no inference is intended as to whether the Treasury Department, under its authority to prescribe rules to enforce the tax laws, may treat the combination purchase of a deferred annuity contract with an immediate annuity contract as a single contract for purposes of determining the tax consequences of any distribution.


TAX TREATMENT OF DISTRIBUTIONS -
NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includable in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Contract Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer and his Beneficiary; (e) as an annuity payment under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Distributions -IRA Contracts.")

The availability of total or partial withdrawals from an immediate annuity is not expressly provided for in the Code or Treasury Regulations. The only tax guidance currently available for such issue is a Private Letter Ruling holding that the right to make withdrawals does not prevent a contract from qualifying as an immediate annuity. However, the Private Letter Ruling does not address the issue of whether the making of a withdrawal would adversely affect the favorable tax treatment of annuity payments made before or after such partial withdrawal because of the requirement that all immediate annuity payments must be "substantially equal." The loss of favorable tax treatment would mean that the income portion of each annuity payment received prior to the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applies. While the Company currently believes that such withdrawals will not adversely affect the favorable tax treatment of annuity payments received before or after a withdrawal and the Company intends to perform its tax reporting functions accordingly, there can be no assurance that the Internal Revenue Service will not take a contrary position. Contract Owners should obtain competent tax advice prior to making a partial or total withdrawal.

QUALIFIED PLANS

The Contracts offered by this Prospectus may also be used with a plan qualified under Section 408(b) of the Code ("IRA Contracts"). Contract Owners, Annuitants and Beneficiaries are cautioned that benefits under an IRA Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. The following discussion of IRA Contracts is not exhaustive and is for general informational purposes only. The tax rules regarding IRA Contracts are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing IRA Contracts.

IRA Contracts include special provisions restricting Contract provisions that may otherwise be available as described in this Prospectus. Generally, IRA Contracts are not transferable except upon surrender or annuitization.

Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to distributions from IRA Contracts. (See "Tax Treatment of Distributions - IRA Contracts.")

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. IRA Contracts will utilize annuity tables which do not differentiate on the basis of sex because of the use of the IRA Contracts in a Simplified Employee Pension. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Under applicable limitations, certain amounts may be contributed to an IRA Contract which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Distributions - IRA Contracts.") Under certain conditions, distributions from other IRAs and other qualified plans may be rolled over or transferred on a tax-deferred basis into an IRA Contract. Sales of Contracts for use as IRA Contracts are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

TAX TREATMENT OF DISTRIBUTIONS - IRA CONTRACTS

In the case of a withdrawal under an IRA Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract.

Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including IRA Contracts. To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Annuitant reaches age 59 1/2; (b) distributions following the death or disability of the Annuitant (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Annuitant or the joint lives (or joint life expectancies) of the Annuitant and his or her designated Beneficiary; (d) distributions made to the Annuitant to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Annuitant for amounts paid during the taxable year for medical care; (e) distributions from an IRA Contract for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Annuitant and his or her spouse and dependents if the Annuitant has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Annuitant has been re-employed for at least 60 days.); (f) distributions from an Individual Retirement Annuity made to the Annuitant to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Annuitant for the taxable year; and (g) distributions from an Individual Retirement Annuity made to the Annuitant which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of the Annuitant attaining age 59 1/2 or 5 years from the date of the first annuity payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used. A partial withdrawal may result in the modification of the series of annuity payments made after such withdrawal and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above. Competent tax advice should be obtained prior to making any withdrawals from an IRA Contract. Any amounts distributed will only be paid to the Annuitant, Joint Annuitant or Beneficiary. The Company will not transfer or pay such amounts to another IRA or tax qualified plan.

Generally, distributions from an IRA Contract must commence no later than April 1 of the calendar year, following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Generally, required distributions must be over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may be a taxable event. Contract Owners should therefore consult competent tax advisers should they wish to assign their Contracts.

INCOME TAX WITHHOLDING

All distributions or the portion thereof which is includible in the gross income of the Contract Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Contract Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

ANNUITY PROVISIONS
--------------------------------------------------------------------------------

Variable Annuity Payout

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable Contract Sub-Account(s) of the Variable Account. Annuity payments also depend upon the Age of the Annuitant and any Joint Annuitant and the Assumed Net Investment Factor utilized. On the Annuity Calculation Date, a fixed number of Annuity Units will be purchased, determined as follows:

The first annuity payment is equal to the Contract Value allocated to the Variable Account divided first by $1,000 and then multiplied by the appropriate annuity payment amount for each $1,000 of value for the Annuity Option selected. In each Contract Sub-Account, the fixed number of Annuity Units is determined by dividing the amount of the initial annuity payment determined for each Contract Sub-Account by the Annuity Unit value on the Annuity Calculation Date. Thereafter, the number of Annuity Units in each Contract Sub-Account remains unchanged unless the Contract Owner elects to transfer between Contract Sub-Accounts. All calculations will appropriately reflect the annuity payment frequency selected.

On each subsequent annuity payment date, the total annuity payment is the sum of the annuity payments determined for each Contract Sub-Account. The annuity payment in each Contract Sub-Account is determined by multiplying the number of Annuity Units then allocated to such Contract Sub-Account by the Annuity Unit value for that Contract Sub-Account.

For each Contract Sub-Account, the value of an Annuity Unit was initially established at $1.00. On each subsequent Valuation Date the value of an Annuity Unit is determined in the following way:

FIRST: The Net Investment Factor is determined by dividing (a) by (b) and adding
(c) to the result, where:

     a. is the net increase or decrease in the Net Asset Value per share of the Portfolio (or other Eligible Investment) plus the per share amount of any dividend or capital gain distribution paid by the Portfolio (or Eligible Investment) during the Valuation Period, plus or minus a per share charge or credit for any taxes incurred by or reserved for in the Contract Sub-Account as of the end of the current Valuation Period which the Company determines to have resulted from maintenance of the Contract Sub-Account; and


     b. is the Net Asset Value per share of the Portfolio (or other Eligible Investment) at the beginning of the Valuation Period, plus or minus a per share charge or credit for any taxes incurred by or reserved for in the Contract Sub-Account as of the end of the immediately preceding Valuation Period which the Company determines to have resulted from maintenance of the Contract Sub-Account; and

     c. is the net result of 1.000 less the Valuation Period deduction for the charges to the Contract Sub-Account.

The Net Investment Factor may be more or less than one.

SECOND: The value of an Annuity Unit for a Valuation Date is equal to:

     a.   the value of the Annuity Unit on the immediately  preceding  Valuation
          Date;

     b. multiplied by the Net Investment Factor for the Valuation Period ending on the current Valuation Date;

     c. divided by the Assumed Net Investment Factor (see below) for the Valuation Period.

The Assumed Net Investment Factor is equal to one plus the Assumed Investment Return which is used in determining the basis for the purchase of an Annuity, adjusted to reflect the particular Valuation Period. For example, with a 5% Assumed Investment Return, the Assumed Net Investment Factor for a one-year Valuation Period would be 1.05. For a one-day Valuation Period, the Assumed Net Investment Factor would be 1.00013368062.

The Assumed Investment Return is the investment return upon which annuity payments are based. Income will increase from one annuity Income Date to the next if the annualized Net Rate of Return during that time is greater than the Assumed Investment Return and will decrease if the annualized Net Rate of Return is less than the Assumed Investment Return.

A Contract Owner may choose either a 7%, 5% or a 3% Assumed Investment Return. If the Contract Owner does not choose one, the 5% Assumed Investment Return automatically applies. Choosing a higher Assumed Investment Return will result in a higher initial amount of income, but income will increase more slowly during periods of good investment performance of the Trust and decrease more rapidly during periods of poor investment performance. THE 7% ASSUMED INVESTMENT RETURN IS NOT AVAILABLE IN ALL STATES UNTIL APPROVED BY THE STATE INSURANCE DEPARTMENTS. (CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY).

The variable  annuity  benefits  provided for under the Contract are based upon:
(a) the 1983(a) Blended Unisex Mortality Table with 50% female content, projected to the year 2000 with Projection Scale G; (b) the Assumed Investment Return, and (c) any applicable taxes.


Fixed Annuity Payout

Annuity payments from the Fixed Payment Annuity will be equal payments unless otherwise specified by the Annuity Option selected.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The audited consolidated financial statements of the Company as of and for the year ended December 31, 1998 included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts. The audited financial statements of the Variable Account as of and for the year ended December 31, 1998 are also included herein.

                                     PART C

                                OTHER INFORMATION


Item 24.   Financial Statements and Exhibits

      a.   Financial Statements

           To be filed by amendment

      b.   Exhibits

           1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account (1)
           2.  Not Applicable
           3.  Principal Underwriter Agreement (3)
           4.  Individual Immediate Variable Annuity Contract (3)
           4.  (i)  Individual Immediate Variable Annuity Contract
                    Endorsements (3)
           5.  Application for Individual  Immediate  Variable  Annuity (2)
           6.  (i)  Copy of Articles of Incorporation of the Company (1)
               (ii) Copy of the Bylaws of the Company (1)
           7.  Not Applicable
           8.  Form of Fund Participation Agreement (2)
           9.  Opinion and Consent of Counsel*
          10.  Independent Auditors' Consent*
          11.  Not Applicable
          12.  Not Applicable
          13.  Calculation of Performance Information*
          14.  Company Organizational Chart(3)
          27.  Not Applicable

  (1)  Incorporated by reference to Registrant's Post-Effective Amendment No.
       2 to Form N-4 which was electronically filed on November 1, 1995.
  (2) Incorporated by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 which was electronically filed on April 24, 1996.
  (3) Incorporated by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 which was electronically filed on April 29, 1997.
   *   To be filed by amendment



Item 25.   Directors and Officers of the Depositor

The following are the Officers and Directors of the Company:


Name and Principal               Positions and Offices
Business Address                 with Depositor
---------------------------      --------------------------------------
Lowell C. Anderson               Chairman, President, Chief
1750 Hennepin Avenue             Executive Officer and Director
Minneapolis, MN 55403

Herbert F. Hansmeyer             Director
777 San Marin Drive
Novato, CA 94998

Michael P. Sullivan              Director
7505 Metro Blvd.
Minneapolis, MN 55439

Dr. Jerry E. Robertson           Director
220-13E-29/3M Center
St. Paul, MN 55144

Dr. Gerhard Rupprecht            Director
Reinsburgstrasse 17
D - 70178
Stuttgart, Germany

Edward J. Bonach                 Senior Vice President, Chief Financial
1750 Hennepin Avenue             Officer and Treasurer
Minneapolis, MN 55403

Michael T. Westermeyer           Vice President-Law & Secretary
1750 Hennepin Avenue
Minneapolis, MN 55403

Robert S. James                  President-Individual Marketing
1750 Hennepin Avenue
Minneapolis, MN 55403

Ronald L. Wobbeking              President-Mass Marketing Division
1750 Hennepin Avenue
Minneapolis, MN 55403

Reverend Dennis J. Dease         Director
c/o University of St.Thomas
2115 Summit Avenue
Box AQU100
St. Paul, MN 55105-1096

James R. Campbell                Director
c/o Norwest Center
Sixth & Marquette
Minneapolis, MN 55479-0116


Robert M. Kimmitt                Director
c/o Wilmer, Cutler & Pickering
2445 M Street, N.W.
Washington, DC 20037-1420


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Company organizational chart is incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 which was electronically filed on April 29, 1997 (File No. 811-05618).


Item 27.   Number of Contract Owners


     As of January 28, 1999, there were 275 qualified Contract Owners and 202 non-qualified Contract Owners with Contracts in the Separate Account.


Item 28.   Indemnification

The Bylaws of the Company provide that:

Each person (and the heirs, executors, and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a Director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the laws of the State of Minnesota, and in the manner prescribed therein.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.     Principal Underwriters

     a. NALAC Financial Plans, LLC is the principal underwriter for the Contracts. It also is the principal underwriter for:

              Allianz Life Variable Account A
              Preferred Life Variable Account C

     b. The following are the officers and directors of NALAC  Financial  Plans,
 LLC:


Name & Principal        Positions and Offices
Business Address        with Underwriter
----------------------- -----------------------------



James P. Kelso          Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Thomas B. Clifford      President and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Michael T. Westermeyer  Secretary and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Edward J. Bonach        Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Michael J. Yates        Treasurer
1750 Hennepin Avenue
Minneapolis, MN 55403

Catherine L. Mielke     Compliance Officer
1750 Hennepin Avenue
Minneapolis, MN 55403


     c.  Not Applicable

Item 30.   Location of Accounts and Records

Thomas Clifford, whose address is 1750 Hennepin Avenue, Minneapolis, Minnesota, maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

Item 31.   Management Services

Not Applicable

Item 32.   Undertakings

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     d. Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                              SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has caused this Registration Statement to be signed on its behalf in the City of Minneapolis and State of Minnesota, on this 27th day of January, 1999.



                                       ALLIANZ LIFE
                                       VARIABLE ACCOUNT B
                                          (Registrant)

                                  By:  ALLIANZ LIFE INSURANCE COMPANY
                                       OF NORTH AMERICA
                                          (Depositor)


                                  By:  /s/ MICHAEL T. WESTERMEYER
                                       ------------------------------



                         ALLIANZ LIFE INSURANCE COMPANY
                                       OF NORTH AMERICA


                                  By:  /s/ MICHAEL T. WESTERMEYER
                                       ------------------------------



Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature and Title
Lowell C. Anderson*      Chairman of the Board,
Lowell C. Anderson       President and Chief      01/27/99
                         Executive Officer           Date

Herbert F. Hansmeyer*    Director                 01/27/99
Herbert F. Hansmeyer                                 Date

Michael P. Sullivan*     Director                 01/27/99
Michael P. Sullivan                                  Date

Dr. Jerry E. Robertson*  Director                 01/27/99
Dr. Jerry E. Robertson                               Date

Dr. Gerhard Rupprecht*   Director                 01/27/99
Dr. Gerhard Rupprecht                                Date

Edward J. Bonach*        Chief Financial Officer  01/27/99
Edward J. Bonach                                     Date

Rev. Dennis J. Dease*    Director                 01/27/99
Rev. Dennis J. Dease                                 Date

James R. Campbell*       Director                 01/27/99
James R. Campbell                                    Date

Robert M. Kimmitt*       Director                 01/27/99
Robert M. Kimmitt                                    Date



                                *By   Power  of  Attorney


                                 By:  /s/ MICHAEL T. WESTERMEYER
                                      -----------------------------
                                          Michael T. Westermeyer
                                            Attorney-in-Fact

                                    EXHIBITS

                                       TO

                      POST-EFFECTIVE AMENDMENT NO.    8

                                       TO

                                    FORM N-4

                         ALLIANZ LIFE VARIABLE ACCOUNT B

               ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA




                                INDEX TO EXHIBITS



Exhibit                                                      Page


To be filed by amendment